Consolidated Statements of Comprehensive Income/(Loss) (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
EXPENSES
Exploration expenditures	$ (17,726)	$ (8,525)
General and administrative	(7,713)	(6,692)
Equity compensation	(6,626)	(4,119)
Share of income of Cauchari-Olaroz project	1,451	3,648
Total expenses	(30,614)	(15,688)
OTHER ITEMS
Gain on Cauchari-Olaroz transactions	288	74,492
Transaction costs	(1,233)	(1,102)
Foreign exchange loss	(270)	(326)
Finance costs	(3,642)	(2,928)
Finance and other income	1,469	855
Other Income Expense	(3,388)	70,991
NET (LOSS)/INCOME BEFORE TAX	(34,002)	55,303
Tax expense	(1,219)	(1,445)
NET (LOSS)/INCOME BEFORE DISCONTINUED OPERATIONS	(35,221)	53,858
LOSS FROM DISCONTINUED OPERATIONS	(1,013)	(2,193)
NET (LOSS) /INCOME	(36,234)	51,665
OTHER COMPREHENSIVE (LOSS)/INCOME ITEMS THAT MAY BE RECLASSIFIED SUBSEQUENTLY TO NET LOSS
Unrealized income on translation to reporting currency	380	426
TOTAL COMPREHENSIVE (LOSS)/INCOME	$ (35,854)	$ 52,091
BASIC AND DILUTED (LOSS)/INCOME PER SHARE FROM CONTINUING OPERATIONS
(Loss)/income per share – basic	$ (0.38)	$ 0.60
(Loss)/income per share – diluted	(0.38)	0.59
BASIC AND DILUTED (LOSS)/INCOME PER SHARE
(Loss)/income per share – basic	(0.39)	0.58
(Loss)/income per share – diluted	$ (0.39)	$ 0.56
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING- BASIC	91,831	89,138
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING- DILUTED	91,831	91,750